Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

		Accumulated	Net book
December 31, 2015	Cost	depreciation	value
Land and buildings	$2,706	$165	$2,541
Computer equipment and software	7,171	6,234	937
Furniture and fixtures	5,163	2,084	3,079
Machinery and equipment	70,415	36,739	33,676
Leasehold improvements	10,394	8,100	2,294
	$95,849	$53,322	$42,527

		Accumulated	Net book
December 31, 2014	Cost	depreciation	value
Land and buildings	$3,015	$—	$3,015
Computer equipment and software	9,277	7,063	2,214
Furniture and fixtures	6,194	1,798	4,396
Machinery and equipment	81,933	36,135	45,798
Leasehold improvements	12,460	9,749	2,711
	$112,879	$54,745	$58,134